Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Advantage SMID Cap Fund, Inc.
Entity Central Index Key	0000230382
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000006082 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	3.63%	26.89%	10.36%	9.36%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 439,946,008
Holdings Count | Holding	512
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(b)Excludes short-term securities.
C000006079 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37	0.73%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	3.52%	26.60%	10.09%	9.09%
Investor A Shares (with sales charge)	(1.91)	19.96	8.91	8.51
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 439,946,008
Holdings Count | Holding	512
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(b)Excludes short-term securities.
C000006081 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75	1.48%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	3.10%	25.55%	9.25%	8.42%
Investor C Shares (with sales charge)	2.10	24.55	9.25	8.42
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 439,946,008
Holdings Count | Holding	512
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(b)Excludes short-term securities.
C000199765 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$22	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	3.67%	26.95%	10.42%	9.39%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 439,946,008
Holdings Count | Holding	512
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(b)Excludes short-term securities.
C000006083 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Advantage SMID Cap Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Advantage SMID Cap Fund, Inc. (the “Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$50	0.98%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	3.38%	26.18%	9.81%	8.80%
Russell 3000® Index	9.65	35.19	15.26	12.83
Russell 2500TM Index	4.10	26.17	10.43	9.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 439,946,008
Holdings Count | Holding	512
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$439,946,008
Number of Portfolio Holdings	512
Portfolio Turnover Rate	60%

Holdings [Text Block]
What did the Fund invest in?
(as of September 30, 2024)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	19.4%
Financials	15.1%
Health Care	14.2%
Consumer Discretionary	14.0%
Information Technology	12.8%
Real Estate	6.7%
Energy	4.6%
Materials	4.5%
Consumer Staples	2.7%
Utilities	2.6%
Communication Services	2.4%
Short-Term Securities	1.5%
Liabilities in Excess of Other Assets	(0.5	) %
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Toll Brothers, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
EMCOR Group, Inc.	1.3%
Wingstop, Inc.	1.2%
Lamar Advertising Co., Class A	1.2%
Flowserve Corp.	1.2%
Advanced Drainage Systems, Inc.	1.2%
Zurn Elkay Water Solutions Corp.	1.1%
ExlService Holdings, Inc.	1.1%
Brixmor Property Group, Inc.	1.1%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.